LOANS, Related Party Loan Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party Loan Activity [Abstract]
Balance, beginning of year	$ 2,043	$ 2,347
Loan disbursements	102	279
Loan repayments	(405)	(583)
Balance, end of year	1,740	2,043
Related Party Transaction [Line Items]
Unfunded commitments	0	0
Related party deposits	1,825	1,838
Unused lines of Credit [Member]
Related Party Transaction [Line Items]
Unfunded commitments	67,100
Executive Officers and Directors [Member] | Unused lines of Credit [Member]
Related Party Transaction [Line Items]
Unfunded commitments	$ 404	$ 322